Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 93.08%
Austria – 0.90%
198,108	Erste Group Bank AG	$5,034,178
Belgium – 1.65%
172,147	Anheuser-Busch InBev SA/NV	9,270,453
Brazil – 4.37%
3,336,500	Ambev SA	8,542,950
940,922	Embraer SA Sponsored – ADR(a)	8,261,295
854,100	Telefonica Brasil SA	7,680,201
		24,484,446
China – 3.01%
1,181,700	Alibaba Group Holding Ltd.(a)	16,857,415
France – 18.09%
177,003	BNP Paribas SA	8,466,403
674,375	Carrefour SA	11,971,039
206,808	Danone SA	11,581,701
1,008,628	Engie SA	11,678,867
1,082,792	Orange SA	12,759,159
238,165	Publicis Groupe SA	11,713,083
124,687	Renault SA(a)	3,147,838
143,092	Sanofi	14,430,265
122,101	Societe BIC SA	6,699,646
170,410	TotalEnergies SE	8,969,866
		101,417,867
Germany – 7.12%
327,121	Fresenius & Co. KGaA	9,948,319
228,356	HeidelbergCement AG	11,025,325
217,621	Henkel AG & Co. KGaA	13,370,704
61,382	SAP SE	5,594,998
		39,939,346
Hong Kong – 0.82%
11,842,000	First Pacific Co. Ltd.	4,603,054
Italy – 5.07%
434,979	Buzzi Unicem SpA	7,139,929
617,565	Eni SpA	7,324,733
5,281,728	Intesa Sanpaolo SpA	9,884,601
16,264,983	Telecom Italia Rsp(a)	4,069,528
		28,418,791
Shares		Value
Japan – 14.85%
364,800	Honda Motor Co. Ltd.	$8,795,730
2,077,700	Mitsubishi UFJ Financial Group, Inc.	11,115,804
376,399	MS&AD Insurance Group Holdings, Inc.	11,541,668
1,129,700	Nissan Motor Co. Ltd.	4,424,597
156,900	SoftBank Group Corp.	6,081,209
303,800	Sumitomo Mitsui Trust Holdings, Inc.	9,389,233
207,600	Taisho Pharmaceutical Holdings Co. Ltd.	8,206,002
843,083	Takeda Pharmaceutical Co. Ltd.	23,680,812
		83,235,055
Mexico – 4.04%
2,151,753	Cemex SAB de CV Sponsored – ADR(a)	8,434,872
14,267,521	Fibra Uno Administracion SA de CV	14,211,116
		22,645,988
Netherlands – 2.14%
1,210,971	Aegon NV	5,215,205
315,919	Koninklijke Philips NV	6,775,999
		11,991,204
Russia – 0.09%
1,013,133	Mobile TeleSystems Public Joint Stock Company(b)	502,914
South Korea – 4.16%
142,237	Hana Financial Group, Inc.	4,323,114
44,690	Hyundai Mobis Co. Ltd.	6,888,386
125,123	KT&G Corp.	7,930,897
23,433	POSCO	4,178,974
		23,321,371
Switzerland – 10.90%
2,156,830	Credit Suisse Group AG Registered	12,310,857
172,851	Novartis AG Registered	14,654,417

The accompanying notes to financial statements are an integral part of these Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
13,909	Swatch Group AG Bearer	$3,303,924
192,667	Swatch Group AG Registered	8,596,493
111,610	Swiss Re AG	8,662,944
839,049	UBS Group AG Registered	13,564,679
		61,093,314
United Kingdom – 15.87%
3,289,545	Barclays Plc	6,151,311
930,225	GlaxoSmithKline Plc	20,047,840
387,337	Imperial Brands Plc	8,671,598
3,947,729	J Sainsbury Plc	9,824,562
2,648,642	Kingfisher Plc	7,915,430
3,588,578	Marks & Spencer Group Plc(a)	5,953,573
5,161,804	Rolls-Royce Holdings Plc(a)	5,252,970
653,734	TechnipFMC Plc(a)	4,399,630
Shares		Value
3,337,716	Tesco Plc	$10,402,341
1,027,250	WPP Plc	10,376,509
		88,995,764
TOTAL COMMON STOCKS (Cost $639,196,791)		$521,811,160
PREFERRED STOCKS – 5.13%
Brazil – 2.08%
2,183,100	Petroleo Brasileiro SA, 20.44%(c)	$11,650,820
Russia – 0.24%
21,512,699	Surgutneftegas PJSC, 2.03%(b),(c)	1,363,625
Spain – 2.81%
1,325,719	Grifols SA – Class B, 6.46%(c)	15,758,047
TOTAL PREFERRED STOCKS (Cost $38,336,085)		$28,772,492

	Shares	Value
SHORT-TERM INVESTMENTS – 1.64%
Money Market Funds — 1.64%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%(d)	9,181,927	$9,181,927
TOTAL SHORT-TERM INVESTMENTS (Cost $9,181,927)		$9,181,927
Total Investments (Cost $686,714,803) – 99.85%		$559,765,579
Other Assets in Excess of Liabilities – 0.15%		845,629
TOTAL NET ASSETS – 100.00%		$560,611,208

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2022.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2022

COMMON STOCKS
Aerospace & Defense	2.41%
Auto Components	1.23%
Automobiles	2.92%
Banks	9.70%
Beverages	3.18%
Capital Markets	4.62%
Commercial Services & Supplies	1.19%
Construction Materials	4.74%
Diversified Telecommunication Services	4.38%
Energy Equipment & Services	0.78%
Equity Real Estate Investment Trusts	2.54%
Food & Staples Retailing	6.80%
Food Products	2.89%
Health Care Equipment & Supplies	1.21%
Health Care Providers & Services	1.77%
Household Products	2.38%
Insurance	4.54%
Internet & Direct Marketing Retail	3.01%
Media	3.94%
Metals & Mining	0.75%
Multi-Utilities	2.08%
Oil, Gas & Consumable Fuels	2.91%
Pharmaceuticals	14.44%
Software	1.00%
Specialty Retail	1.41%
Textiles, Apparel & Luxury Goods	2.12%
Tobacco	2.96%
Wireless Telecommunication Services	1.18%
TOTAL COMMON STOCKS	93.08%
PREFERRED STOCKS
Biotechnology	2.81%
Oil, Gas & Consumable Fuels	2.32%
TOTAL PREFERRED STOCKS	5.13%
SHORT-TERM INVESTMENTS	1.64%
TOTAL INVESTMENTS	99.85%
Other Assets in Excess of Liabilities	0.15%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 98.27%
Austria – 2.03%
32,652	Erste Group Bank AG	$829,729
Brazil – 1.14%
168,020	Embraer SA(a)	367,282
11,308	Embraer SA Sponsored – ADR(a)	99,284
		466,566
China – 5.16%
73,000	Alibaba Group Holding Ltd.(a)	1,041,374
101,698	Gree Electric Appliances, Inc. of Zhuhai – Class A	513,618
604,000	Topsports International Holdings Ltd.	550,072
		2,105,064
France – 10.51%
29,021	Carrefour SA	515,161
26,898	Engie SA	311,451
31,200	Engie SA(a)	361,264
14,597	Publicis Groupe SA	717,888
10,935	Sanofi	1,102,752
2,573	Schneider Electric SE	306,587
18,460	TotalEnergies SE(b)	971,678
		4,286,781
Germany – 2.54%
13,297	HeidelbergCement AG	641,996
4,314	SAP SE	393,223
		1,035,219
Ireland – 0.79%
9,289	CRH Plc	320,104
Italy – 1.16%
40,041	Eni SpA	474,913
Japan – 1.22%
20,600	Honda Motor Co. Ltd.	496,689
Malaysia – 1.47%
582,600	Genting Berhad	600,766
Mexico – 1.59%
649,177	Fibra Uno Administracion SA de CV	646,610
South Korea – 5.40%
2,362	Hyundai Mobis Co. Ltd.	364,072
3,734	Hyundai Motor Co.	521,818
Shares		Value
4,260	KT&G Corp.	$270,019
15,353	Samsung Electronics Co. Ltd.	677,180
5,209	SK Hynix, Inc.	367,829
		2,200,918
Spain – 1.26%
34,953	Repsol SA(b)	515,277
Switzerland – 2.98%
75,265	UBS Group AG Registered	1,216,789
United Kingdom – 15.30%
166,172	BP Plc	780,260
53,116	GlaxoSmithKline Plc	1,144,735
39,284	Imperial Brands Plc	879,480
95,853	J Sainsbury Plc	238,546
187,936	Kingfisher Plc	561,644
160,802	NatWest Group Plc	428,017
410,780	Rolls-Royce Holdings Plc(a)	418,035
14,388	Shell Plc – ADR	752,348
123,243	Tesco Plc	384,100
64,638	WPP Plc	652,924
		6,240,089
United States – 45.72%
7,838	Amdocs Ltd.	652,984
13,610	American International Group, Inc.	695,879
4,344	Applied Materials, Inc.	395,217
27,801	Bank of America Corp.	865,445
9,138	Bank of New York Mellon Corp.	381,146
11,616	Cardinal Health, Inc.	607,168
4,460	Cigna Corp.	1,175,299
19,374	Citigroup, Inc.	891,010
21,920	Comcast Corp. – Class A	860,141
7,829	CVS Health Corp.	725,435
4,667	Emerson Electric Co.	371,213
3,066	FedEx Corp.	695,093
9,204	Fiserv, Inc.(a)	818,880
3,020	General Dynamics Corp.	668,175
19,876	Halliburton Co.	623,311
2,552	HCA Healthcare, Inc.	428,889
3,144	JPMorgan Chase & Co.	354,046
1,620	Laboratory Corp. of America Holdings	379,663
2,320	McKesson Corp.	756,807

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
11,905	Merck & Co., Inc.	$1,085,379
3,220	Mohawk Industries, Inc.(a)	399,570
18,080	Old Republic International Corp.	404,269
13,571	OneMain Holdings, Inc.	507,284
20,566	Pfizer, Inc.	1,078,276
2,444	PNC Financial Services Group, Inc.	385,590
7,061	State Street Corp.	435,311
9,080	Textron, Inc.	554,516
10,296	Truist Financial Corp.	488,339
24,540	Wells Fargo & Co.	961,232
		18,645,567
TOTAL COMMON STOCKS (Cost $37,101,812)		$40,081,081
Shares		Value
PREFERRED STOCKS – 1.38%
South Korea – 0.25%
2,497	Samsung Electronics Co. Ltd., 2.779%(c)	$100,368
Spain – 1.13%
38,733	Grifols SA – ADR, 7.687%(c)	460,148
TOTAL PREFERRED STOCKS (Cost $684,160)		$560,516

	Shares	Value
SHORT-TERM INVESTMENTS – 0.60%
Money Market Funds — 0.60%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%(d)	244,382	$244,382
TOTAL SHORT-TERM INVESTMENTS (Cost $244,382)		$244,382
Total Investments (Cost $38,030,354) – 100.25%		$40,885,979
Liabilities in Excess of Other Assets – (0.25)%		(100,726)
TOTAL NET ASSETS – 100.00%		$40,785,253

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2022.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2022

COMMON STOCKS
Aerospace & Defense	5.17%
Air Freight & Logistics	1.70%
Auto Components	0.90%
Automobiles	2.50%
Banks	12.76%
Capital Markets	4.98%
Construction Materials	2.36%
Consumer Finance	1.24%
Electrical Equipment	1.66%
Energy Equipment & Services	1.53%
Equity Real Estate Investment Trusts	1.59%
Food & Staples Retailing	2.78%
Health Care Providers & Services	9.99%
Hotels, Restaurants & Leisure	1.47%
Household Durables	2.24%
Insurance	2.70%
Internet & Direct Marketing Retail	2.55%
IT Services	3.61%
Media	5.47%
Multi-Utilities	1.65%
Oil, Gas & Consumable Fuels	8.55%
Pharmaceuticals	10.82%
Semiconductors & Semiconductor Equipment	1.87%
Software	0.97%
Specialty Retail	2.73%
Technology Hardware, Storage & Peripherals	1.66%
Tobacco	2.82%
TOTAL COMMON STOCKS	98.27%
PREFERRED STOCKS
Biotechnology	1.13%
Technology Hardware, Storage & Peripherals	0.25%
TOTAL PREFERRED STOCKS	1.38%
SHORT-TERM INVESTMENTS	0.60%
TOTAL INVESTMENTS	100.25%
Liabilities in Excess of Other Assets	(0.25)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 97.89%
Austria – 1.82%
567,101	Erste Group Bank AG	$14,410,763
Brazil – 5.74%
2,208,023	Embraer SA Sponsored – ADR(a)	19,386,442
3,724,200	Sendas Distribuidora SA	10,154,742
410,800	Telefonica Brasil SA	3,693,978
5,034,500	TIM SA(a)	12,274,927
		45,510,089
Chile – 1.87%
2,391,794	Empresa Nacional de Telecomunicaciones SA	7,477,859
256,216,545	Enel Chile SA	5,793,596
1,414,356	Enel Chile SA Sponsored – ADR	1,569,935
		14,841,390
China – 30.63%
2,783,300	Alibaba Group Holding Ltd.(a)	39,704,869
16,158,000	China Education Group Holdings Ltd.	15,993,967
16,798,000	Chinasoft International Ltd.(a)	17,239,350
3,990,000	Galaxy Entertainment Group Ltd.	23,902,391
17,528,500	Genertec Universal Medical Group Co. Ltd.(b)	10,730,264
2,995,076	Gree Electric Appliances, Inc. of Zhuhai – Class A	15,126,403
1,603,146	Midea Group Co. Ltd. – Class A	14,513,962
2,992,000	Ping An Insurance Group Co of China Ltd. – Class H	20,594,670
9,351,800	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	15,527,706
Shares		Value
16,819,000	Topsports International Holdings Ltd.	$15,317,321
12,981,000	TravelSky Technology Ltd. – Class H	25,312,149
6,201,000	Weichai Power Co. Ltd. – Class H	9,875,727
8,453,800	Wynn Macau Ltd.(a)	5,760,209
482,541	ZTO Express Cayman, Inc. – ADR	13,245,750
		242,844,738
Hong Kong – 4.15%
1,479,600	AIA Group Ltd.	16,166,952
10,275,920	First Pacific Co. Ltd.	3,994,309
8,963,500	Lifestyle International Holdings Ltd.(a)	3,630,172
3,531,200	Luk Fook Holdings International Ltd.	9,113,647
		32,905,080
India – 4.16%
905,082	HDFC Bank Ltd.	15,503,251
6,583,307	Indus Towers Ltd.	17,499,136
		33,002,387
Indonesia – 6.87%
61,943,311	Bank Rakyat Indonesia Persero Tbk PT	17,298,648
5,221,512	Gudang Garam Tbk PT	10,932,024
31,375,600	Indofood Sukses Makmur Tbk PT	14,861,570
64,771,115	XL Axiata Tbk PT	11,329,956
		54,422,198
Luxembourg – 0.98%
541,682	Millicom International Cellular SA – SDR(a)	7,763,227
Malaysia – 2.20%
16,912,300	Genting Berhad	17,439,657
Mexico – 7.08%
3,904,367	Cemex SAB de CV Sponsored – ADR(a)	15,305,119

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
23,698,742	Fibra Uno Administracion SA de CV	$23,605,052
3,577,080	Macquarie Mexico Real Estate Management SA de CV(b)	4,470,127
9,398,777	PLA Administradora Industrial S de RL de CV	12,563,173
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	211,373
		56,154,844
Panama – 2.41%
548,684	Banco Latinoamericano de Comercio Exterior SA – Class E	7,281,037
186,868	Copa Holdings SA – Class A(a)	11,841,825
		19,122,862
Philippines – 1.61%
8,280,084	Bank of the Philippine Islands	12,770,819
Russia – 0.80%
11,121,093	Detsky Mir PJSC(c)	1,374,767
236,429	LUKOIL PJSC(c)	1,674,460
4,858,073	Mobile TeleSystems Public Joint Stock Company(c)	2,411,523
7,919,891	Sberbank of Russia PJSC(a),(c)	19,800
31,423,480	Sistema PJSFC(c)	826,375
		6,306,925
South Korea – 13.42%
275,598	KT&G Corp.	17,468,725
24,675	LG Household & Health Care Ltd.	12,964,156
92,293	POSCO	16,459,270
Shares		Value
670,615	Samsung Electronics Co. Ltd.	$29,579,056
529,883	Shinhan Financial Group Co. Ltd.	15,194,118
208,702	SK Hynix, Inc.	14,737,307
		106,402,632
Spain – 0.70%
8,516,856	Prosegur Cash SA(b)	5,551,499
Taiwan – 9.30%
2,587,000	Accton Technology Corp.	20,809,850
80,000	Largan Precision Co. Ltd.	4,649,066
2,192,000	Taiwan Semiconductor Manufacturng Co. Ltd.	35,129,765
561,000	Wiwynn Corp.	13,145,550
		73,734,231
Thailand – 4.15%
1,694,800	Bangkok Bank PCL – Class F	6,391,470
65,443,281	Jasmine Broadband Internet Infrastructure Fund – Class F	17,769,919
2,039,800	Kasikornbank PCL – Class F	8,704,460
		32,865,849
TOTAL COMMON STOCKS (Cost $1,054,893,523)		$776,049,190
PREFERRED STOCKS – 1.86%
Brazil – 1.86%
2,769,200	Petroleo Brasileiro SA, 20.445%(d)	$14,778,732
TOTAL PREFERRED STOCKS (Cost $9,591,523)		$14,778,732

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.28%
Money Market Funds — 0.28%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%(e)	2,185,674	$2,185,674
TOTAL SHORT-TERM INVESTMENTS (Cost $2,185,674)		$2,185,674
Total Investments (Cost $1,066,670,720) – 100.03%		$793,013,596
Liabilities in Excess of Other Assets – (0.03)%		(260,766)
TOTAL NET ASSETS – 100.00%		$792,752,830

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,069,210 which represented 4.55% of the net assets of the Fund.
(c)	Level 3 asset.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2022.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2022

COMMON STOCKS
Aerospace & Defense	2.44%
Air Freight & Logistics	1.67%
Airlines	1.49%
Banks	11.39%
Commercial Services & Supplies	0.70%
Communications Equipment	2.62%
Construction Materials	1.93%
Diversified Consumer Services	2.02%
Diversified Financial Services	2.27%
Diversified Telecommunication Services	4.92%
Electric Utilities	0.93%
Electronic Equipment, Instruments & Components	0.59%
Equity Real Estate Investment Trusts	5.12%
Food & Staples Retailing	1.28%
Food Products	2.38%
Health Care Providers & Services	1.96%
Hotels, Restaurants & Leisure	5.94%
Household Durables	3.77%
Insurance	4.64%
Internet & Direct Marketing Retail	5.01%
IT Services	5.36%
Machinery	1.25%
Metals & Mining	2.08%
Multiline Retail	0.46%
Oil, Gas & Consumable Fuels	0.21%
Personal Products	1.63%
Semiconductors & Semiconductor Equipment	6.29%
Specialty Retail	3.25%
Technology Hardware, Storage & Peripherals	5.39%
Tobacco	3.58%
Wireless Telecommunication Services	5.32%
TOTAL COMMON STOCKS	97.89%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	1.86%
TOTAL PREFERRED STOCKS	1.86%
SHORT-TERM INVESTMENTS	0.28%
TOTAL INVESTMENTS	100.03%
Liabilities in Excess of Other Assets	(0.03)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 95.92%
Austria – 1.01%
243,146	Addiko Bank AG	$2,727,898
Belgium – 1.18%
406,574	Ontex Group NV(a)	3,188,818
Brazil – 4.65%
5,775,940	Embraer SA(a)	12,625,850
Canada – 2.53%
48,658	Cameco Corp.	1,022,791
888,809	Dorel Industries, Inc. – Class B	4,460,617
128,192	Heroux-Devtek, Inc.(a)	1,384,298
		6,867,706
Chile – 1.82%
218,798,881	Enel Chile SA	4,947,504
China – 1.78%
12,512,900	Boyaa Interactive International Ltd.(a)	717,715
239,720	China Yuchai International Ltd.	2,114,330
8,397,000	Weiqiao Textile Co. – Class H	1,990,419
		4,822,464
France – 3.62%
560,456	Elior Group SA(a),(b)	1,253,630
33,853	LISI	648,381
20,224	Savencia SA	1,271,624
61,157	Societe BIC SA	3,355,667
119,468	Vicat SA	3,306,502
		9,835,804
Germany – 0.72%
44,029	Draegerwerk AG & Co. KGaA	1,949,423
Greece – 0.77%
300,236	Sarantis SA	2,076,573
Hong Kong – 8.69%
2,951,150	APT Satellite Holdings Ltd.	802,029
2,059,500	Dickson Concepts International Ltd.	1,055,104
65,170,000	Emperor Watch & Jewellery Ltd.	1,198,074
16,169,000	First Pacific Co. Ltd.	6,284,984
Shares		Value
8,863,020	PAX Global Technology Ltd.	$6,909,044
23,454,000	Pico Far East Holdings Ltd.	3,353,359
3,061,500	Yue Yuen Industrial Holdings Ltd.	3,986,845
		23,589,439
Hungary – 1.55%
4,976,521	Magyar Telekom Telecommunications Plc	4,212,263
Ireland – 6.31%
2,183,955	AIB Group Plc	4,984,462
609,623	Avadel Pharmaceuticals Plc – ADR(a)	1,487,480
3,018,908	C&C Group Plc(a)	6,797,727
3,195,214	Greencore Group Plc(a)	3,862,308
		17,131,977
Israel – 1.31%
98,288	Taro Pharmaceutical Industries Ltd.(a)	3,554,094
Italy – 2.70%
277,171	Buzzi Unicem SpA	4,549,602
503,868	Credito Emiliano SpA	2,779,900
		7,329,502
Japan – 20.97%
774,200	Concordia Financial Group Ltd.	2,688,145
252,800	DeNa Co. Ltd.	3,530,609
424,200	Fuji Media Holdings, Inc.	3,592,914
38,900	Fukuda Denshi Co. Ltd.	2,121,092
310,700	Futaba Corp.	1,524,439
69,200	H.U. Group Holdings, Inc.	1,504,685
1,212,600	Hachijuni Bank Ltd.	4,477,806
1,179,200	Hyakugo Bank Ltd.	2,853,735
96,200	Kaken Pharmaceutical Co. Ltd.	2,705,130

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
255,100	Kissei Pharmaceutical Co. Ltd.	$4,992,884
343,800	Koatsu Gas Kogyo Co. Ltd.	1,673,577
1,076,044	Komori Corp.	6,481,573
503,900	Kyushu Financial Group, Inc.	1,444,014
164,900	Mitsubishi Shokuhin Co. Ltd.	4,605,436
75,100	Nichiban Co. Ltd.	891,776
313,300	Nihon Parkerizing Co. Ltd.	2,062,789
181,800	Oita Bank Ltd.	2,508,611
161,500	Tachi-S Co. Ltd.	1,303,556
97,800	Taisho Pharmaceutical Holdings Co. Ltd.	3,865,833
126,500	Yodogawa Steel Works Ltd.	2,101,115
		56,929,719
Luxembourg – 1.33%
252,054	Millicom International Cellular SA(a)	3,622,016
Malaysia – 1.48%
3,905,900	Genting Berhad	4,027,693
Mexico – 7.36%
343,868	Cemex SAB de CV Sponsored – ADR(a)	1,347,963
23,997,426	Consorcio ARA SAB de CV – ADR	4,140,882
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	528,162
9,514,396	Fibra Uno Administracion SA de CV	9,476,782
3,321,139	Macquarie Mexico Real Estate Management SA de CV(b)	4,150,288
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	333,052
		19,977,129
Shares		Value
Panama – 1.72%
350,723	Banco Latinoamericano de Comercio Exterior SA – Class E	$4,654,094
Slovenia – 1.93%
426,357	Nova Ljubljanska Banka – GDR(b)	5,227,570
South Korea – 2.59%
88,340	Binggrae Co. Ltd.	3,149,317
4,394	Namyang Dairy Products Co. Ltd.	1,241,887
53,434	S-1 Corp.	2,649,535
		7,040,739
Spain – 3.11%
1,129,355	Lar Espana Real Estate Socimi SA	5,609,826
2,145,681	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,832,003
		8,441,829
Switzerland – 0.73%
31,898	Sulzer AG Registered	1,988,255
Turkey – 1.08%
3,389,583	Ulker Biskuvi Sanayi AS(a)	2,932,534
United Kingdom – 14.98%
1,305,794	Balfour Beatty Plc	4,040,619
2,613,086	De La Rue Plc(a)	2,501,132
4,951,889	ITV Plc	3,954,398
3,164,156	J Sainsbury Plc	7,874,513
590,743	LSL Property Services Plc	2,409,024
2,794,460	Marks & Spencer Group Plc(a)	4,636,104
10,560,423	Mitie Group Plc	7,254,080
540,572	TechnipFMC Plc(a)	3,638,049
1,099,240	Yellow Cake Plc(a),(b)	4,364,900
		40,672,819
TOTAL COMMON STOCKS (Cost $333,862,995)		$260,373,712

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
PREFERRED STOCKS – 2.26%
Germany – 2.26%
117,368	Draegerwerk AG & Co. KGaA, 0.39%(d)	$6,133,610
TOTAL PREFERRED STOCKS (Cost $7,288,587)		$6,133,610
INVESTMENT COMPANIES – 0.70%
Canada – 0.70%
176,579	Sprott Physical Uranium Trust(a)	$1,902,696
TOTAL INVESTMENT COMPANIES (Cost $1,623,429)		$1,902,696
	Shares	Value
SHORT-TERM INVESTMENTS – 1.03%
Money Market Funds — 1.03%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%(e)	2,787,615	$2,787,615
TOTAL SHORT-TERM INVESTMENTS (Cost $2,787,615)		$2,787,615
Total Investments (Cost $345,562,626) – 99.91%		$271,197,633
Other Assets in Excess of Liabilities – 0.09%		247,489
TOTAL NET ASSETS – 100.00%		$271,445,122

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,996,387 which represented 5.52% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2022.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2022

COMMON STOCKS
Aerospace & Defense	5.40%
Auto Components	0.48%
Banks	10.94%
Beverages	2.50%
Chemicals	1.38%
Commercial Services & Supplies	6.12%
Construction & Engineering	1.49%
Construction Materials	3.40%
Diversified Financial Services	1.72%
Diversified Telecommunication Services	1.85%
Electric Utilities	1.82%
Electrical Equipment	0.56%
Electronic Equipment, Instruments & Components	2.54%
Energy Equipment & Services	1.34%
Entertainment	1.57%
Equity Real Estate Investment Trusts	7.09%
Food & Staples Retailing	6.31%
Food Products	6.91%
Health Care Equipment & Supplies	1.50%
Health Care Providers & Services	0.56%
Hotels, Restaurants & Leisure	1.94%
Household Durables	3.48%
Insurance	1.04%
Machinery	3.90%
Media	4.00%
Metals & Mining	0.77%
Oil, Gas & Consumable Fuels	0.38%
Personal Products	1.95%
Pharmaceuticals	6.12%
Real Estate Management & Development	0.89%
Specialty Retail	0.83%
Textiles, Apparel & Luxury Goods	2.20%
Trading Companies & Distributors	1.61%
Wireless Telecommunication Services	1.33%
TOTAL COMMON STOCKS	95.92%
PREFERRED STOCKS
Health Care Equipment & Supplies	2.26%
TOTAL PREFERRED STOCKS	2.26%
INVESTMENT COMPANIES
Trading Companies & Distributors	0.70%
TOTAL INVESTMENT COMPANIES	0.70%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2022 (continued)

SHORT-TERM INVESTMENTS	1.03%
TOTAL INVESTMENTS	99.91%
Other Assets in Excess of Liabilities	0.09%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 94.63%
Aerospace & Defense – 14.48%
17,040	Embraer SA Sponsored – ADR(a)	$149,611
2,102	Moog, Inc. – Class A	166,878
2,005	National Presto Industries, Inc.	131,608
13,733	Park Aerospace Corp.	175,233
		623,330
Banks – 4.03%
1,418	ACNB Corp.	42,101
1,107	Eagle Bancorp Montana, Inc.	22,040
3,478	National Bankshares, Inc.	109,209
		173,350
Biotechnology – 5.80%
2,669	Eagle Pharmaceuticals, Inc.(a)	118,583
11,508	PDL BioPharma, Inc.(a),(b)	16,917
484	United Therapeutics Corp.(a)	114,050
		249,550
Chemicals – 1.58%
863	Scotts Miracle-Gro Co.	68,168
Commercial Services & Supplies – 2.02%
5,740	Kimball International, Inc. – Class B	44,026
4,015	Steelcase, Inc. – Class A	43,081
		87,107
Communications Equipment – 5.37%
9,798	NETGEAR, Inc.(a)	181,459
16,328	Ribbon Communications, Inc.(a)	49,637
		231,096
Construction & Engineering – 2.05%
38,764	Orion Group Holdings, Inc.(a)	88,382
Construction Materials – 1.42%
7,463	Buzzi Unicem SpA – ADR	60,896
Electric Utilities – 1.26%
925	ALLETE, Inc.	54,372
Shares		Value
Electronic Equipment, Instruments & Components – 1.40%
9,613	Arlo Technologies, Inc.(a)	$60,274
Energy Equipment & Services – 4.03%
6,720	Dril-Quip, Inc.(a)	173,376
Equity Real Estate Investment Trusts – 2.91%
4,551	Equity Commonwealth(a)	125,289
Food & Staples Retailing – 1.57%
780	Ingles Markets, Inc. – Class A	67,665
Health Care Equipment & Supplies – 2.15%
1,354	Invacare Corp.(a)	1,733
3,104	LENSAR, Inc.(a)	20,207
820	Utah Medical Products, Inc.	70,438
		92,378
Health Care Providers & Services – 2.73%
3,516	MEDNAX, Inc.(a)	73,871
1,218	Premier, Inc. – Class A	43,458
		117,329
Household Durables – 4.37%
13,441	Dorel Industries, Inc. – Class B	67,456
1,479	MDC Holdings, Inc.	47,786
3,127	Taylor Morrison Home Corp.(a)	73,047
		188,289
Insurance – 5.60%
10,970	Crawford & Co. – Class A	85,566
767	National Western Life Group, Inc. – Class A	155,471
		241,037
IT Services – 0.90%
3,762	SolarWinds Corp.	38,561
Machinery – 12.23%
5,205	Flowserve Corp.	149,019
18,939	Graham Corp.	131,058
5,380	Hurco Companies, Inc.	133,101
8,799	L.B. Foster Co. – Class A(a)	113,243
		526,421
Multi-Utilities – 1.10%
1,086	Avista Corp.	47,252

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
Oil, Gas & Consumable Fuels – 4.21%
983	Chesapeake Energy Corp.	$79,721
4,965	World Fuel Services Corp.	101,584
		181,305
Personal Products – 4.39%
5,468	Edgewell Personal Care Co.	188,755
Pharmaceuticals – 6.51%
14,943	Avadel Pharmaceuticals Plc – ADR(a)	36,461
6,163	Phibro Animal Health Corp. – Class A	117,898
2,139	Prestige Consumer Healthcare, Inc.(a)	125,773
		280,132
Professional Services – 2.52%
1,718	Resources Connection, Inc.	34,996
791	Science Applications International Corp.	73,642
		108,638
TOTAL COMMON STOCKS (Cost $4,370,988)		$4,072,952
Shares		Value
INVESTMENT COMPANIES – 2.04%
Trading Companies & Distributors – 2.04%
8,130	Sprott Physical Uranium Trust(a)	$87,604
TOTAL INVESTMENT COMPANIES (Cost $87,895)		$87,604

	Shares	Value
SHORT-TERM INVESTMENTS – 3.27%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%, (c)	140,763	$140,763
TOTAL SHORT-TERM INVESTMENTS (Cost $140,763)		$140,763
Total Investments (Cost $4,599,646) – 99.94%		$4,301,319
Other Assets in Excess of Liabilities – 0.06%		2,663
TOTAL NET ASSETS – 100.00%		$4,303,982

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Level 3 asset.
(c)	The rate shown is the annualized seven day yield as of June 30, 2022.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2022

COMMON STOCKS
Brazil	3.47%
Canada	1.57%
Ireland	0.85%
Italy	1.42%
United States	87.32%
TOTAL COMMON STOCKS	94.63%
INVESTMENT COMPANIES
Canada	2.04%
TOTAL INVESTMENT COMPANIES	2.04%
SHORT-TERM INVESTMENTS	3.27%
TOTAL INVESTMENTS	99.94%
Other Assets in Excess of Liabilities	0.06%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 98.15%
Aerospace & Defense – 4.20%
514	General Dynamics Corp.	$113,722
1,451	Textron, Inc.	88,613
		202,335
Air Freight & Logistics – 2.72%
578	FedEx Corp.	131,038
Banks – 12.92%
3,934	Bank of America Corp.	122,465
2,610	Citigroup, Inc.	120,034
675	JPMorgan Chase & Co.	76,012
562	PNC Financial Services Group, Inc.	88,667
1,942	Truist Financial Corp.	92,109
3,121	Wells Fargo & Co.	122,249
		621,536
Building Products – 0.98%
984	Johnson Controls International Plc	47,114
Capital Markets – 2.97%
1,763	Bank of New York Mellon Corp.	73,535
1,126	State Street Corp.	69,418
		142,953
Chemicals – 1.42%
1,263	Corteva, Inc.	68,379
Communications Equipment – 0.93%
1,047	Cisco Systems, Inc.	44,644
Consumer Finance – 1.65%
2,123	OneMain Holdings, Inc.	79,358
Diversified Financial Services – 1.33%
234	Berkshire Hathaway, Inc. – Class B(a)	63,887
Electric Utilities – 0.69%
562	ALLETE, Inc.	33,034
Electrical Equipment – 1.75%
1,059	Emerson Electric Co.	84,233
Electronic Equipment, Instruments & Components – 2.58%
1,317	Avnet, Inc.	56,473
4,697	Flex Ltd.(a)	67,966
		124,439
Shares		Value
Energy Equipment & Services – 2.64%
4,053	Halliburton Co.	$127,102
Food Products – 2.06%
1,126	Ingredion, Inc.	99,268
Health Care Providers & Services – 12.76%
1,476	Cardinal Health, Inc.	77,150
594	Cigna Corp.	156,531
1,398	CVS Health Corp.	129,539
345	HCA Healthcare, Inc.	57,981
285	Laboratory Corp. of America Holdings	66,793
387	McKesson Corp.	126,243
		614,237
Health Care Technology – 0.81%
1,687	Change Healthcare, Inc.(a)	38,902
Household Durables – 3.12%
699	Mohawk Industries, Inc.(a)	86,739
2,708	Taylor Morrison Home Corp.(a)	63,259
		149,998
Insurance – 6.33%
2,137	American International Group, Inc.	109,265
895	Loews Corp.	53,038
3,052	Old Republic International Corp.	68,243
376	Willis Towers Watson Plc	74,218
		304,764
Interactive Media & Services – 1.73%
38	Alphabet, Inc. – Class C(a)	83,123
IT Services – 6.86%
1,665	Amdocs Ltd.	138,711
1,082	Cognizant Technology Solutions Corp. – Class A	73,025
1,329	Fiserv, Inc.(a)	118,241
		329,977
Machinery – 0.92%
4,098	Gates Industrial Corp. Plc(a)	44,299
Media – 6.19%
3,464	Comcast Corp. – Class A	135,927
2,402	Fox Corp. – Class B	71,339
1,422	Omnicom Group, Inc.	90,454
		297,720

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

Shares		Value
Oil, Gas & Consumable Fuels – 5.05%
1,189	Chevron Corp.	$172,144
3,468	World Fuel Services Corp.	70,955
		243,099
Pharmaceuticals – 8.08%
571	Johnson & Johnson	101,358
1,648	Merck & Co., Inc.	150,248
2,617	Pfizer, Inc.	137,210
		388,816
Semiconductors & Semiconductor Equipment – 3.80%
755	Applied Materials, Inc.	68,690
1,117	Micron Technology, Inc.	61,748
554	Qorvo, Inc.(a)	52,253
		182,691
Shares		Value
Software – 2.05%
92	Microsoft Corp.	$23,628
1,344	Open Text Corp.	50,857
346	Oracle Corp.	24,175
		98,660
Specialty Retail – 1.61%
36	AutoZone, Inc.(a)	77,368
TOTAL COMMON STOCKS (Cost $5,497,096)		$4,722,974

	Shares	Value
SHORT-TERM INVESTMENTS – 1.97%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%, (b)	94,633	$94,633
TOTAL SHORT-TERM INVESTMENTS (Cost $94,633)		$94,633
Total Investments (Cost $5,591,729) – 100.12%		$4,817,607
Liabilities in Excess of Other Assets – (0.12)%		(5,701)
TOTAL NET ASSETS – 100.00%		$4,811,906

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of June 30, 2022.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2022

COMMON STOCKS
Canada	1.06%
Ireland	2.52%
Singapore	1.41%
United Kingdom	0.92%
United States	92.24%
TOTAL COMMON STOCKS	98.15%
SHORT-TERM INVESTMENTS	1.97%
TOTAL INVESTMENTS	100.12%
Liabilities in Excess of Other Assets	(0.12)%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Home Construction – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 646
TOTAL COMMON STOCKS (Cost $292,050)		$646

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 5.05%
Federal Home Loan Mortgage Corporation – 1.62%
Pool A9-3505 4.500%, 8/1/2040	$41,812	$ 43,197
Pool G0-6018 6.500%, 4/1/2039	13,013	13,943
Pool G1-8578 3.000%, 12/1/2030	565,597	562,857
Pool SD-8001 3.500%, 7/1/2049	178,958	173,818
Pool SD-8003 4.000%, 7/1/2049	211,850	211,549
		1,005,364
Federal National Mortgage Association – 3.43%
Pool 934124 5.500%, 7/1/2038	35,208	37,802
Pool AL9865 3.000%, 2/1/2047	679,832	643,445
Pool AS6201 3.500%, 11/1/2045	232,342	228,079
Pool BJ2553 3.500%, 12/1/2047	192,957	188,689
Pool BN6683 3.500%, 6/1/2049	364,067	354,007
Pool CA1624 3.000%, 4/1/2033	442,651	437,373
Pool MA0918 4.000%, 12/1/2041	90,286	91,315
Pool MA3687 4.000%, 6/1/2049	146,202	146,062
		2,126,772
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,207,304)		$3,132,136
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 2.904%, 10/25/2036(b)	$ 365	$ 333
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $360)		$333
US GOVERNMENTS – 54.81%
Sovereign Government – 54.81%
United States Treasury Note
2.375%, 8/15/2024	$ 1,910,000	$ 1,884,707
2.250%, 2/15/2027	9,375,000	9,039,185
2.375%, 5/15/2029	14,900,000	14,274,316

United States Treasury Bond
4.750%, 2/15/2037	5,775,000	6,973,087
3.500%, 2/15/2039	1,750,000	1,828,135
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

	Principal Amount	Value

TOTAL US GOVERNMENTS (Cost $36,734,576)		$33,999,430
CONVERTIBLE BONDS – 1.07%
Software – 1.07%
MicroStrategy, Inc. 0.000%, 2/15/2027(c)	$1,540,000	$ 666,050
TOTAL CONVERTIBLE BONDS (Cost $1,154,940)		$666,050
CORPORATE BONDS – 31.70%
Asset Management – 1.19%
Charles Schwab Corp. 5.375% (U.S. Treasury Yield Curve Rate CMT 5Y + 4.971%), 12/31/2049(d)	$745,000	$ 735,688
Automotive – 1.86%
Ford Motor Credit Co. LLC
3.350%, 11/1/2022	370,000	367,314
3.375%, 11/13/2025	350,000	315,165
2.700%, 8/10/2026	555,000	472,943
		1,155,422
Banking – 6.15%
Bank of America Corp. 4.450%, 3/3/2026	335,000	333,380
Citigroup, Inc. 4.400%, 6/10/2025	730,000	728,910
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	224,351
JPMorgan Chase & Co. 4.709% (3M LIBOR + 3.470%), Perpetual(d)	1,317,000	1,248,516
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(d)	1,830,000	1,282,465
		3,817,622
Cable & Satellite – 0.48%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	295,684
Commercial Support Services – 2.31%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(e)	715,000	666,737
6.250%, 1/15/2028(e)	915,000	765,485
		1,432,222
Containers & Packaging – 1.06%
Mauser Packaging Solutions Holding Co. 7.250%, 4/15/2025(e)	310,000	270,475
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

	Principal Amount	Value
Sealed Air Corp. 4.000%, 12/1/2027(e)	$430,000	$ 387,649
		658,124
Electric Utilities – 1.88%
American Transmission Systems, Inc. 2.650%, 1/15/2032(e)	600,000	508,170
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	195,869
FirstEnergy Corp. 7.375%, 11/15/2031	410,000	460,225
		1,164,264
Food – 1.17%
Pilgrim's Pride Corp.
5.875%, 9/30/2027(e)	210,000	201,075
4.250%, 4/15/2031(e)	625,000	521,550
		722,625
Health Care Facilities & Services – 1.53%
Tenet Healthcare Corp. 4.875%, 1/1/2026(e)	1,030,000	947,600
Home Construction – 2.77%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	996,411
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	724,833
		1,721,244
Household Products – 1.21%
Coty, Inc. 5.000%, 4/15/2026(e)	821,000	752,241
Institutional Financial Services – 0.74%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), Perpetual(d)	585,000	456,289
Internet Media & Services – 1.63%
Netflix, Inc. 4.375%, 11/15/2026	1,050,000	1,011,686
Leisure Facilities & Services – 1.02%
Travel + Leisure Co. 6.625%, 7/31/2026(e)	670,000	635,247
Oil & Gas Producers – 2.73%
Continental Resources, Inc.
4.500%, 4/15/2023	355,000	356,225
4.375%, 1/15/2028	215,000	202,100
Hess Midstream Operations LP 4.250%, 2/15/2030(e)	240,000	200,991
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

	Principal Amount	Value
Range Resources Corp. 4.875%, 5/15/2025	$960,000	$ 936,384
		1,695,700
REIT – 0.94%
Iron Mountain, Inc. 4.875%, 9/15/2027(e)	645,000	582,790
Software – 1.89%
VMware, Inc.
4.500%, 5/15/2025	215,000	215,582
3.900%, 8/21/2027	995,000	955,055
		1,170,637
Telecommunications – 1.14%
Sprint Spectrum Co. LLC 5.152%, 9/20/2029(e)	415,000	418,059
T-Mobile USA, Inc. 4.750%, 2/1/2028	300,000	290,763
		708,822
TOTAL CORPORATE BONDS (Cost $21,202,442)		$19,663,907
FOREIGN ISSUER BONDS – 1.52%
Chemicals – 0.36%
Methanex Corp., 5.125%, 10/15/2027	$250,000	$ 220,625
Telecommunications – 1.16%
Telecom Italia Capital SA, 6.375%, 11/15/2033	695,000	536,679
SoftBank Group Corp., 4.750%, 9/19/2024	200,000	183,000
		719,679
TOTAL FOREIGN ISSUER BONDS (Cost $1,268,865)		$940,304
ASSET BACKED SECURITIES – 1.85%
Specialty Finance – 1.85%
SLM Private Credit Student Loan Trust Series 2007-A, 2.069%, (3M LIBOR + 0.240%), 12/16/2041(d)	$169,105	$ 163,065
SLM Private Credit Student Loan Trust Series 2004-B, 2.259%, (3M LIBOR + 0.430%), 9/15/2033(d)	300,000	287,261
SLM Private Credit Student Loan Trust Series 2005-A, 2.139%, (3M LIBOR + 0.310%), 12/15/2038(d)	277,328	267,732
SLM Private Credit Student Loan Trust Series 2006-A, 2.119%, (3M LIBOR + 0.290%), 6/15/2039(d)	457,086	432,015
TOTAL ASSET BACKED SECURITIES (Cost $1,118,944)		$1,150,073

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2022 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.22%
Money Market Funds – 3.22%
Northern Institutional Funds - Treasury Portfolio (Premier), 1.16%(f)	2,000,675	$ 2,000,675
TOTAL SHORT-TERM INVESTMENTS (Cost $2,000,675)		$2,000,675
Total Investments (Cost $66,980,156) – 99.22%		$61,553,554
Other Assets in Excess of Liabilities – 0.78%		480,843
Total Net Assets – 100.00%		$62,034,397

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Zero coupon bond.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,858,070 which represented 11.06% of the net assets of the Fund.
(f)	The rate shown is the annualized seven day yield as of June 30, 2022.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), the Brandes U.S. Value Fund (the “U.S. Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, U.S. Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018, October 1, 2021 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund, U.S. Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The U.S. Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations greater than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Fair Valuation Committee.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2022, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $485,536,229, $19,670,358, $597,545,912 and $173,526,579 that represent 86.61%, 48.23%, 75.38%, and 63.93% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Fair Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of June 30, 2022, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$7,680,201	$44,999,488	$502,914	$53,182,603
Consumer Discretionary	—	59,929,813	—	59,929,813
Consumer Staples	8,542,950	93,579,922	—	102,122,872
Energy	4,399,630	16,294,599	—	20,694,229
Financials	—	105,659,997	—	105,659,997
Health Care	—	97,743,654	—	97,743,654
Industrials	8,261,295	11,952,616	—	20,213,911
Materials	8,434,872	22,344,228	—	30,779,100
Real Estate	14,211,116	—	—	14,211,116
Technology	—	5,594,998	—	5,594,998
Utilities	—	11,678,867	—	11,678,867
Total Common Stocks	51,530,064	469,778,182	502,914	521,811,160
Preferred Stocks
Energy	11,650,820	—	1,363,625	13,014,445
Health Care	—	15,758,047	—	15,758,047
Total Preferred Stocks	11,650,820	15,758,047	1,363,625	28,772,492
Short-Term Investments	9,181,927	—	—	9,181,927
Total Investments in Securities	$72,362,811	$485,536,229	$1,866,539	$559,765,579

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$860,141	$1,370,812	$—	$2,230,953
Consumer Discretionary	399,570	4,650,053	—	5,049,623
Consumer Staples	—	2,287,306	—	2,287,306
Energy	1,375,659	2,742,128	—	4,117,787
Financials	6,369,551	2,474,535	—	8,844,086
Health Care	6,236,916	2,247,487	—	8,484,403
Industrials	2,755,563	724,622	—	3,480,185
Materials	—	962,100	—	962,100
Real Estate	646,610	—	—	646,610
Technology	1,867,081	1,438,232	—	3,305,313
Utilities	—	672,715	—	672,715
Total Common Stocks	20,511,091	19,569,990	—	40,081,081
Preferred Stocks
Health Care	460,148	—	—	460,148
Technology	—	100,368	—	100,368
Total Preferred Stocks	460,148	100,368	—	560,516
Short-Term Investments	244,382	—	—	244,382
Total Investments in Securities	$21,215,621	$19,670,358	$—	$40,885,979
Emerging Markets Fund
Common Stocks
Communication Services	$41,216,683	$36,592,319	$3,237,898	$81,046,900
Consumer Discretionary	211,373	160,502,598	1,374,767	162,088,738
Consumer Staples	10,154,742	60,220,784	—	70,375,526
Energy	—	—	1,674,460	1,674,460
Financials	7,281,037	137,765,415	19,800	145,066,252
Health Care	—	15,527,706	—	15,527,706
Industrials	50,025,516	9,875,727	—	59,901,243
Materials	15,305,119	16,459,270	—	31,764,389
Real Estate	40,638,352	—	—	40,638,352
Technology	—	160,602,093	—	160,602,093
Utilities	7,363,531	—	—	7,363,531
Total Common Stocks	172,196,353	597,545,912	6,306,925	776,049,190
Preferred Stocks
Energy	14,778,732	—	—	14,778,732
Short-Term Investments	2,185,674	—	—	2,185,674
Total Investments in Securities	$189,160,759	$597,545,912	$6,306,925	$793,013,596

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$3,622,016	$20,163,287	$—	$23,785,303
Consumer Discretionary	12,508,236	11,769,798	—	24,278,034
Consumer Staples	7,210,505	40,711,320	—	47,921,825
Energy	4,660,840	—	—	4,660,840
Financials	4,654,094	32,524,144	—	37,178,238
Health Care	6,990,997	15,189,624	—	22,180,621
Industrials	20,165,097	31,659,738	—	51,824,835
Materials	1,347,963	13,693,585	—	15,041,548
Real Estate	21,645,920	—	—	21,645,920
Technology	—	6,909,044	—	6,909,044
Utilities	4,947,504	—	—	4,947,504
Total Common Stocks	87,753,172	172,620,540	—	260,373,712
Preferred Stocks
Health Care	—	6,133,610	—	6,133,610
Investment Companies
Financials	1,902,696	—	—	1,902,696
Short-Term Investments	2,787,615	—	—	2,787,615
Total Investments in Securities	$92,443,483	$178,754,150	$—	$271,197,633
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$188,289	$—	$—	$188,289
Consumer Staples	256,420	—	—	256,420
Energy	354,681	—	—	354,681
Financials	414,387	—	—	414,387
Health Care	722,472	—	16,917	739,389
Industrials	1,433,878	—	—	1,433,878
Materials	68,168	60,896	—	129,064
Real Estate	125,289	—	—	125,289
Technology	329,931	—	—	329,931
Utilities	101,624	—	—	101,624
Total Common Stocks	3,995,139	60,896	16,917	4,072,952
Investment Companies
Financials	87,604	—	—	87,604
Short-Term Investments	140,763	—	—	140,763
Total Investments in Securities	$4,223,506	$60,896	$16,917	$4,301,319

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
U.S. Value Fund
Common Stocks
Communication Services	$380,842	$—	$—	$380,842
Consumer Discretionary	227,366	—	—	227,366
Consumer Staples	99,268	—	—	99,268
Energy	370,200	—	—	370,200
Financials	1,212,500	—	—	1,212,500
Health Care	1,041,955	—	—	1,041,955
Industrials	509,020	—	—	509,020
Materials	68,379	—	—	68,379
Technology	780,410	—	—	780,410
Utilities	33,034	—	—	33,034
Total Common Stocks	4,722,974	—	—	4,722,974
Short-Term Investments	94,633	—	—	94,633
Total Investments in Securities	$4,817,607	$—	$—	$4,817,607
Core Plus Fund
Common Stocks
Consumer Discretionary	$646	$—	$—	$646
Asset Backed Securities	—	1,150,073	—	1,150,073
Corporate Bonds	—	19,663,907	—	19,663,907
Government Securities	—	33,999,430	—	33,999,430
Convertible Bonds
Technology	—	666,050	—	666,050
Foreign Issuer Bonds
Materials	—	220,625	—	220,625
Telecommunications	—	719,679	—	719,679
Total Foreign Issuer Bonds	—	940,304	—	940,304
Mortgage Backed Securities	—	3,132,469	—	3,132,469
Short-Term Investments	2,000,675	—	—	2,000,675
Total Investments in Securities	$2,001,321	$59,552,233	$—	$61,553,554
There were no Level 3 securities in the Global, International Small Cap, U.S. Value and Core Plus Funds at the beginning or during the period presented. Management has determined that the amounts of Level 3 securities in the International and Emerging Markets Value Funds compared to the total net assets are not material; therefore, the reconciliation of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
The following is a reconciliation of securities in which significant unobservable inputs (Level 3) were used in determining fair value in the Small Cap Value Fund:

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

	Balance As Of 9/30/2021	Realized Gain (Loss) (000s)	Change In Unrealized Appreciation (Depreciation) (000s)	Purchases (000s)	Sales (000s)	Transfers Into Level 3 (000s)	Transfers Out Of Level 3 (000s)	Balance As Of 6/30/22
Common Stocks
United States	$28,425	$—	$(11,508)	$—	$—	$—	$—	$16,917
The Small Cap Value Fund held one level 3 security with a fair value of $16,917 as of June 30, 2022. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value.
NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from October 1, 2021 through June 30, 2022:
International Small Cap Fund
Issuer Name	Value At October 1, 2021	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At June 30, 2022	Dividend Income
Desarrolladora Homex SAB de CV	$934,314	$—	$—	$—	$(406,152)	$528,162	$—
Urbi Desarrollos Urbanos SAB de CV	361,606	—	—	—	(28,554)	333,052	—
	$1,295,920	$—	$—	$—	$(434,706)	$861,214	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.